BALANCE SHEET DETAILS - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid and other current assets
Prepaid taxes	$ 2,340	$ 3,468
Advance to suppliers	4	982
Other receivable	1,361	794
Other	1,819	1,532
Total Prepaid and other current assets	$ 5,524	$ 6,776